UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2013 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.18%
Quest Trust
2006-X2, 0.290%, 08/25/2036 (a)	131,240	$128,865
RAMP Trust
2005-SL1, 8.000%, 05/25/2032	7,449	7,166
2003-RS4, 4.018%, 03/25/2033	99,415	96,850
2004-RS8, 4.980%, 08/25/2034	38,815	39,295
		272,176
TOTAL ASSET BACKED SECURITIES (Cost $266,194)		272,176

MORTGAGE BACKED SECURITIES - 53.75%
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	175,258	179,574
2004-30CB, 5.500%, 03/25/2020	306,000	289,678
2005-20CB, 5.250%, 07/25/2020	212,990	208,948
2006-J5, 5.212%, 07/25/2021 (a)	244,932	234,303
2004-20T1, 6.000%, 09/25/2034	75,339	80,731
2004-22CB, 6.000%, 10/25/2034	3,253,127	3,329,935
2004-29CB, 5.375%, 01/25/2035	1,205,297	1,226,916
2005-J1, 5.500%, 02/25/2035	628,795	620,694
2005-6CB, 7.500%, 04/25/2035	138,030	145,369
2005-21CB, 5.250%, 06/25/2035	505,290	457,396
2005-11CB, 5.500%, 06/25/2035	699,638	691,678
2005-26CB, 5.500%, 07/25/2035	119,255	104,292
2005-40CB, 5.500%, 10/25/2035	127,166	113,598
2005-46CB, 5.500%, 10/25/2035	91,352	82,348
2005-46CB, 5.500%, 10/25/2035	734,309	661,934
2005-46CB, 5.500%, 10/25/2035	7,608	6,858
2005-49CB, 5.500%, 11/25/2035	877,877	793,329
2005-52CB, 5.500%, 11/25/2035	74,986	69,527
2005-52CB, 5.500%, 11/25/2035	224,243	207,919
2005-J13, 5.500%, 11/25/2035	381,026	358,431
2005-57CB, 5.500%, 12/25/2035	253,436	219,646
2005-64CB, 5.500%, 12/25/2035	160,197	142,451
2005-65CB, 5.500%, 12/25/2035	442,592	433,033
2005-J14, 5.500%, 12/25/2035	96,086	83,305
2005-65CB, 0.920%, 01/25/2036 (a)	190,679	142,663
2005-65CB, 5.500%, 01/25/2036	486,080	416,928
2005-73CB, 5.750%, 01/25/2036	945,608	832,532
2005-73CB, 6.250%, 01/25/2036	306,816	291,904
2005-85CB, 5.500%, 02/25/2036	525,966	473,636
2005-86CB, 5.500%, 02/25/2036	563,480	490,514
2006-8T1, 5.500%, 04/25/2036	54,940	46,198
2006-4CB, 6.000%, 04/25/2036	875,147	711,936
2006-4CB, 6.000%, 04/25/2036	735,080	611,592
2006-11CB, 6.000%, 05/25/2036	541,015	421,556

2006-19CB, 6.000%, 08/25/2036	553,569	453,706
2006-19CB, 6.000%, 08/25/2036	309,986	260,773
2006-32CB, 5.500%, 11/25/2036	558,107	478,074
2006-43CB, 6.000%, 02/25/2037	247,456	197,561
Banc of America Alternative Loan Trust
2007-1, 6.358%, 04/25/2022 (a)	101,890	105,625
2003-9, 5.500%, 11/25/2033	190,000	191,298
2005-5, 5.500%, 06/25/2035	679,783	641,946
2005-5, 6.000%, 06/25/2035	395,928	347,903
2005-11, 5.500%, 12/25/2035	391,137	355,137
2005-11, 5.750%, 12/25/2035	383,114	338,398
2006-3, 6.000%, 04/25/2036	294,115	272,762
Banc of America Funding Trust
2005-3, 5.500%, 06/25/2035	226,000	230,143
2005-4, 5.500%, 08/25/2035	334,477	341,659
2005-5, 5.500%, 09/25/2035	238,934	241,548
2005-6, 5.500%, 10/25/2035	124,815	124,297
2007-4, 5.500%, 06/25/2037	207,052	203,512
2007-5, 5.500%, 07/25/2037	703,869	599,518
2007-5, 6.500%, 07/25/2037	421,858	440,491
Banc of America Mortgage Trust
2004-10, 5.000%, 12/25/2019	379,796	390,743
2005-F, 2.733%, 07/25/2035 (a)	138,619	131,757
2005-10, 5.500%, 11/25/2035	859,160	862,370
Bear Stearns Asset Backed Securities Trust
2004-AC5, 5.750%, 10/25/2034 (a)	261,646	263,059
2005-AC8, 5.500%, 11/25/2035	182,571	174,825
Chase Mortgage Finance Trust
2007-A1, 2.717%, 02/25/2037 (a)	577,085	577,495
2007-A1, 2.795%, 02/25/2037 (a)	1,310,473	1,270,323
ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	44,000	36,288
2006-2, 5.646%, 09/25/2036 (a)	250,000	225,667
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	146,823	141,239
2002-J4, 5.500%, 10/25/2032	221,174	229,777
2003-7, 4.500%, 05/25/2033	132,988	136,840
2003-HYB3, 2.665%, 11/19/2033 (a)	399,795	383,480
2005-5, 5.500%, 03/25/2035	167,511	167,339
2004-HYB5, 2.661%, 04/20/2035 (a)	527,543	464,597
2005-15, 5.500%, 08/25/2035	2,353	2,224
2005-16, 5.000%, 09/25/2035	12,689	11,899
2005-J3, 5.500%, 09/25/2035	411,381	363,355
2005-27, 5.500%, 12/25/2035	96,147	87,257
2005-28, 5.500%, 12/25/2035	195,965	184,359
2005-31, 2.784%, 01/25/2036 (a)	304,811	245,906
2005-30, 5.500%, 01/25/2036	198,592	191,821
2005-30, 5.500%, 01/25/2036	1,939,468	1,891,103
2006-J1, 6.000%, 02/25/2036	89,342	75,005
2006-20, 5.750%, 02/25/2037	92,074	80,664
2007-J2, 6.000%, 07/25/2037	642,436	523,225
Citicorp Mortgage Securities Trust

2006-3, 5.500%, 06/25/2021	300,639	310,002
2006-3, 5.750%, 08/25/2023	169,703	169,740
2006-1, 5.500%, 02/25/2026	94,194	96,708
2006-1, 6.000%, 02/25/2036	324,000	322,655
2006-3, 5.750%, 06/25/2036	106,895	110,322
2006-3, 5.750%, 06/25/2036	619,703	627,875
Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	409,822	438,115
2005-5, 5.000%, 08/25/2035	455,817	465,162
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	189,364	192,980
2007-A4, 5.500%, 04/25/2022	172,472	177,137
2006-A7, 6.000%, 12/25/2036	183,013	155,868
Countrywide Alternative Loan Trust
2006-J4, 6.000%, 07/25/2036	658,213	560,833
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	54,647	55,574
2005-10, 5.000%, 11/25/2020	704,608	725,601
2004-8, 5.500%, 12/25/2034	1,117,890	1,152,978
2005-4, 5.500%, 06/25/2035	369,933	366,416
2005-4, 5.500%, 06/25/2035	52,668	52,509
2005-3, 5.500%, 07/25/2035	683,783	679,125
2005-10, 5.500%, 11/25/2035	832,666	729,379
2005-10, 5.750%, 11/25/2035	168,638	152,336
2005-10, 6.000%, 11/25/2035	376,462	257,282
CSMC Mortgage-Backed Trust
2006-8, 5.500%, 10/25/2021	180,414	174,366
2007-5, 5.000%, 10/25/2024	379,326	377,531
2006-1, 5.500%, 02/25/2036	768,173	709,564
2006-1, 5.500%, 02/25/2036	321,246	298,782
2006-3, 5.750%, 04/25/2036	69,800	60,049
2006-3, 5.750%, 04/25/2036	165,317	142,221
2006-3, 6.000%, 04/25/2036	121,624	102,332
2006-3, 6.000%, 04/25/2036	316,696	261,918
2006-4, 7.000%, 05/25/2036	326,406	189,124
2007-2, 5.750%, 03/25/2037	511,604	456,661
2007-3, 5.500%, 04/25/2037	217,650	202,323
2007-5, 5.000%, 08/25/2037	322,530	313,875
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-2, 0.570%, 04/25/2035 (a)	181,108	158,656
2005-3, 5.250%, 06/25/2035	355,624	346,285
2005-AR2, 2.920%, 10/25/2035 (a)	139,447	130,035
2005-AR2, 2.920%, 10/25/2035 (a)
2004-4, 2.570%, 06/25/2034 (a)	268,814	261,365
First Horizon Alternative Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	392,434	403,405
2005-FA11, 5.250%, 02/25/2021	529,919	531,536
2006-FA6, 5.750%, 11/25/2021	85,447	85,000
2004-FA1, 6.250%, 10/25/2034	563,569	577,443
2005-FA2, 0.670%, 04/25/2035 (a)	897,039	711,352
2005-FA2, 0.770%, 04/25/2035 (a)	116,824	93,206
2005-FA4, 5.500%, 06/25/2035	162,317	150,030

GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	219,986	220,541
2004-J3, 5.250%, 07/25/2034	242,000	244,579
2005-AR3, 3.305%, 06/19/2035 (a)	485,865	478,791
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	197,594	183,326
2006-6, 5.033%, 03/25/2036 (a)	120,658	71,136
GSR Mortgage Loan Trust
2005-AR2, 2.613%, 05/25/2034 (a)	491,546	472,289
2005-1F, 6.000%, 01/25/2035	78,623	78,699
2005-3F, 6.000%, 03/25/2035	138,570	137,347
2005-AR2, 5.111%, 04/25/2035 (a)	223,379	220,147
2005-6F, 5.500%, 07/25/2035	555,458	536,772
2005-7F, 5.000%, 09/25/2035	220,000	214,701
2005-7F, 6.000%, 09/25/2035	83,118	84,973
2005-9F, 5.500%, 12/25/2035	189,631	180,510
2006-AR1, 3.154%, 01/25/2036 (a)	266,336	232,780
2006-AR2, 3.112%, 04/25/2036 (a)	527,108	441,496
2006-5F, 6.000%, 06/25/2036	1,041,442	1,017,720
2006-7F, 6.250%, 08/25/2036	872,620	744,255
HarborView Mortgage Loan Trust
2005-4, 2.755%, 07/19/2035 (a)	240,974	209,043
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	434,097	385,349
2005-S1, 5.500%, 12/25/2035	326,805	290,105
2005-S1, 5.500%, 12/25/2035	527,556	438,207
2006-S2, 6.050%, 05/25/2036 (a)	121,877	107,061
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	176,039	162,292
Lehman Mortgage Trust
2006-2, 6.291%, 04/25/2036 (a)	140,831	134,595
Lehman XS Trust
2005-8, 5.560%, 12/25/2035 (a)	381,363	319,204
MASTR Adjustable Rate Mortgages Trust
2004-4, 1.974%, 05/25/2034 (a)	289,128	249,830
2004-15, 3.348%, 12/25/2034 (a)	377,648	373,327
MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	1,216,371	1,264,486
2004-6, 6.000%, 07/25/2034	763,536	781,427
2007-1, 0.770%, 10/25/2036 (a)	366,046	325,538
MASTR Asset Securitization Trust
2005-2, 5.250%, 11/25/2035	76,210	76,208
MASTR Seasoned Securitization Trust
2005-2, 3.416%, 10/25/2032 (a)	185,044	185,873
Morgan Stanley Mortgage Loan Trust
2006-7, 5.000%, 06/25/2021	165,971	156,087
2004-11AR, 3.471%, 01/25/2035 (a)	88,808	77,486
2005-7, 5.500%, 11/25/2035	329,551	330,877
2006-2, 6.500%, 02/25/2036	333,789	265,398
2006-11, 6.000%, 08/25/2036	1,185,002	945,858
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-AP1, 4.855%, 02/25/2035 (a)	320,707	322,056

2005-WF1, 5.159%, 03/25/2035	1,130,562	1,132,080
2005-AP2, 4.976%, 05/25/2035 (a)	335,320	311,346
PHHMC Mortgage Pass-Through Certificates
2005-3, 5.279%, 06/18/2035 (a)	603,696	576,243
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	120,088	120,820
RALI Trust
2003-QS18, 5.000%, 09/25/2018	171,668	177,062
2004-QS6, 5.000%, 05/25/2019	124,254	126,964
2005-QS3, 5.000%, 03/25/2020	2,126,232	2,174,809
2007-QS4, 5.500%, 04/25/2022	82,026	83,551
2003-QS17, 5.500%, 09/25/2033	844,665	852,656
2004-QS7, 5.500%, 05/25/2034	338,518	346,956
2004-QA4, 3.227%, 09/25/2034 (a)	703,017	649,368
2005-QS14, 6.000%, 09/25/2035	37,326	30,614
2005-QS16, 5.500%, 11/25/2035	318,002	289,953
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	709,254	714,875
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	2,684,477	2,747,185
2005-A5, 5.500%, 05/25/2035	499,700	429,417
2005-A11CB, 5.500%, 10/25/2035	485,648	406,457
2005-A11CB, 6.000%, 10/25/2035	408,647	324,643
2006-A14CB, 6.250%, 12/25/2036	218,216	183,246
2007-A1, 5.750%, 03/25/2037	201,488	150,597
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	253,774	263,227
2004-S6, 6.000%, 06/25/2034	716,335	757,862
2006-S3, 5.500%, 03/25/2036	1,388,439	1,233,719
2006-S5, 6.000%, 06/25/2036	351,754	324,653
2006-S6, 6.000%, 07/25/2036	291,463	263,339
Structured Asset Securities Corp. Mort Pass-Through Certificates
2003-23H, 5.500%, 07/25/2033	400,391	400,809
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2004-9XS, 5.560%, 05/25/2034 (a)	335,929	347,502
2004-18H, 4.750%, 10/25/2034	454,486	456,596
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	654,798	636,678
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	113,429	118,146
2005-AR18, 2.454%, 01/25/2036 (a)	661,445	642,047
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	678,327
2005-1, 6.000%, 03/25/2035	626,385	616,242
2005-4, 0.670%, 06/25/2035 (a)	367,449	255,953
2005-4, 5.500%, 06/25/2035	386,847	360,745
2005-5, 5.500%, 07/25/2035	650,967	638,346
2005-9, 5.500%, 11/25/2035	85,025	73,072
Wells Fargo Mortgage Backed Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	535,142
2005-14, 5.500%, 12/25/2035	5,464	5,452
2006-4, 0.870%, 04/25/2036 (a)	496,010	435,835

2006-4, 5.750%, 04/25/2036	518,448	502,003
2007-2, 5.750%, 03/25/2037	456,256	425,399
2007-2, 6.000%, 03/25/2037	271,715	255,657
2007-4, 6.000%, 04/25/2037	99,120	95,139
2007-12, 5.500%, 09/25/2037	522,055	522,380
2007-12, 5.500%, 09/25/2037	628,744	642,246
		80,929,703
TOTAL MORTGAGE BACKED SECURITIES (Cost $77,851,867)		80,929,703

MUNICIPAL BONDS - 41.26%
California - 0.87%
Alvord Unified School District
0.000%, 08/01/2022	375,000	257,479
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/01/2025	1,000,000	703,570
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	224,316
West Contra Costa Unified School District
0.000%, 08/01/2022	180,000	125,066
		1,310,431
Colorado - 0.14%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2028	100,000	102,683
5.000%, 11/15/2021	100,000	111,353
		214,036
Florida - 0.12%
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2022	165,000	183,247
GU - 0.42%
Guam Power Authority
5.000%, 10/01/2021	565,000	629,500
Illinois - 5.01%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	370,000	260,058
0.000%, 12/01/2023	850,000	574,464
Chicago Board of Education
0.000%, 12/01/2022	645,000	439,968
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	255,000	282,823
Dekalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2021	200,000	156,674
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	161,169
Illinois Finance Authority
0.000%, 07/15/2025	1,035,000	683,876
0.000%, 01/01/2020	1,205,000	1,000,801
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	1,075,000	783,234
Lake County Community Consolidated School District No. 50 Woodland
5.625%, 01/01/2026	335,000	373,706
5.750%, 01/01/2030	480,000	524,194
Metropolitan Pier & Exposition Authority

0.000%, 06/15/2021	330,000	271,461
Peoria Public Building Commission
0.000%, 12/01/2023	300,000	185,904
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	735,880
Will County Community High School District No. 210
0.000%, 01/01/2022	320,000	253,821
Will County Community Unit School District No. 201
0.000%, 11/01/2020	490,000	392,701
Will County Elementary School District No. 122
5.250%, 10/01/2023	425,000	460,636
		7,541,370
Indiana - 1.61%
Carmel Redevlopment Authority
2.625%, 08/01/2026	340,000	289,003
Franklin Community Multi-School Building Corp.
5.000%, 01/10/2023	400,000	437,700
Greater Clark County School Corp.
5.000%, 01/05/2023	580,000	639,601
Indianapolis Local Public Improvement Bond Bank
0.000%, 02/01/2021	535,000	431,686
Zionsville Community Schools Building Corp.
0.000%, 01/15/2029	100,000	52,183
Zionsville Middle School Building Corp.
0.000%, 07/15/2022	750,000	566,700
		2,416,873
Massachusetts - 4.25%
Massachusetts Bay Transportation Authority
5.250%, 07/01/2032	3,635,000	4,103,588
5.250%, 07/01/2031	2,000,000	2,288,720
		6,392,308
Michigan - 5.90%
City of Detroit, MI Sewage Disposal System Revenue
5.250%, 07/01/2029	415,000	408,912
5.750%, 07/01/2031	1,325,000	1,358,602
City of Detroit, MI Water Supply System Revenue
5.250%, 07/01/2035	960,000	927,504
5.500%, 07/01/2035	1,720,000	1,715,614
5.500%, 07/01/2028	200,000	203,220
5.750%, 07/01/2024	170,000	179,916
5.750%, 07/01/2026	2,020,000	2,114,778
5.750%, 07/01/2027	370,000	385,348
Detroit City School District
5.250%, 05/01/2026	475,000	494,789
5.250%, 05/01/2025	555,000	600,044
Hudsonville Public Schools
5.000%, 05/01/2023	425,000	487,088
		8,875,815
Nevada - 0.22%
County of Clark, NV Airport System Revenue
5.000%, 07/01/2024	320,000	335,990
New Jersey - 3.65%

New Jersey Economic Development Authority
0.000%, 02/15/2020	642,000	510,274
New Jersey Higher Education Student Assistance Authority
5.500%, 12/01/2021	1,000,000	1,079,730
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	7,445,000	3,906,317
		5,496,321
New York - 0.15%
Port Authority of New York & New Jersey
5.000%, 09/15/2022	200,000	223,758
Ohio - 1.64%
Cincinnati City School District
5.250%, 12/01/2030	1,000,000	1,134,470
City of St. Bernard, OH
4.000%, 12/01/2023	660,000	680,308
4.000%, 12/01/2022	635,000	659,810
		2,474,588
Pennsylvania - 4.57%
City of Harrisburg, PA
0.000%, 04/01/2019	190,000	166,982
Mckeesport Area School District
0.000%, 10/01/2023	150,000	96,688
Pennsylvania Turnpike Commission
0.000%, 06/01/2033	3,515,000	3,441,572
0.000%, 12/01/2034 (a)	1,850,000	1,748,213
0.000%, 12/01/2030	575,000	521,945
0.000%, 12/01/2030	165,000	156,398
Pennyslvania Turnpike Commission
0.000%, 12/01/2035	805,000	745,728
		6,877,526
Puerto Rico - 1.26%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	867,251
0.000%, 08/01/2032	375,000	277,226
0.000%, 08/01/2026	2,000,000	757,440
		1,901,917
South Carolina - 1.09%
Charleston Educational Excellence Finance Corp.
5.000%, 12/01/2027	1,500,000	1,644,570
Texas - 9.90%
County of Galveston, TX
0.000%, 02/01/2022	1,315,000	1,012,511
Fort Worth International Airport
5.000%, 11/01/2035	3,925,000	3,783,111
5.000%, 11/01/2037	970,000	930,764
Hidalgo County Drain District No. 1
2.500%, 09/01/2026	450,000	366,471
La Joya Independent School District
5.000%, 02/15/2031	3,570,000	3,961,843
5.000%, 02/15/2030	1,145,000	1,278,599
North Texas Tollway Authority
0.000%, 01/01/2042	2,820,000	2,975,015

Texas State Turnpike Authority
0.000%, 08/15/2027	1,105,000	600,678
		14,908,992
Washington - 0.46%
Chelan County Public Utility District No. 1
0.000%, 06/01/2023	655,000	462,934
0.000%, 06/01/2021	300,000	235,977
		698,911
TOTAL MUNICIPAL BONDS (Cost $65,998,313)		62,126,153

MONEY MARKET FUNDS - 4.27%
First American Treasury Obligations Fund, 0.000% (a)	6,435,938	6,435,938
TOTAL MONEY MARKET FUNDS (Cost $6,435,938)		6,435,938

Total Investments (Cost $150,552,312) - 99.46%		149,763,970
Other Assets in Excess of Liabilities - 0.54%		810,858
TOTAL NET ASSETS - 100.00%		$150,574,828

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at November 30, 2013.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$150,552,312
Gross unrealized appreciation	$3,926,269
Gross unrealized depreciation	$(4,714,610)
Net unrealized depreciation	$(788,342)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at November 30, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$272,176	$-	$272,176
Mortgage Backed Securities	-	80,929,703	-	80,929,703
Municipal Bonds	-	62,126,153	-	62,126,153
Total Fixed Income	-	143,328,032	-	143,328,032

Short-Term Investments	-	6,435,938	-	6,435,938
Total Investments In Securities	$-	$149,763,970	$-	$149,763,970

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2013.

The Fund held no Level 3 securities during the period ended November 30, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2013.

Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2013 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 93.93%
Arizona - 2.67%
Florence Town Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	$359,910
Phoenix Industrial Development Authority
5.000%, 06/01/2027	500,000	519,625
Pima County Industrial Development Authority
6.000%, 04/01/2016	50,000	50,200
6.500%, 04/01/2026	200,000	189,754
		1,119,489
Arkansas - 1.49%
Pulaski County Public Facilities Board
5.250%, 07/01/2024	575,000	625,962
California - 9.37%
Abag Finance Authority for Nonprofit Corps
5.000%, 07/01/2021	250,000	263,020
California Municipal Finance Authority
5.000%, 10/01/2024	70,000	75,225
California Pollution Control Financing Authority
5.000%, 07/01/2037	250,000	214,450
California State University
5.000%, 11/01/2030	400,000	436,288
Centinela Valley Union High School District
5.750%, 08/01/2026	270,000	309,161
6.000%, 08/01/2036	250,000	279,095
City of Highland, CA
5.125%, 09/01/2024	125,000	126,784
City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	148,911
El Dorado Union High School District
0.000%, 12/01/2028	60,000	24,602
Golden State Tobacca Securitization Corp.
5.000%, 06/01/2029	250,000	258,398
Manteca Unified School District
5.000%, 09/01/2024	115,000	124,003
National City Community Development Commission
5.750%, 08/01/2021	100,000	112,988
Palmdale Community Redevelopment Agency
0.000%, 12/01/2020	175,000	129,619
0.000%, 12/01/2019	75,000	59,400
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	223,795
Ripon Unified School District
0.000%, 08/01/2023	70,000	43,882
San Francisco City & County Airports Commission-San Francisco International Airport
5.000%, 05/01/2025	250,000	268,988

San Juan Unified School District
0.000%, 08/01/2022	500,000	362,775
Saratoga Union School District
0.000%, 09/01/2023	485,000	337,075
Wiseburn School District
5.000%, 08/01/2021	115,000	128,625
		3,927,084
Colorado - 3.83%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	541,470
Colorado Health Facilities Authority
0.000%, 07/15/2022	200,000	156,468
E-470 Public Highway Authority
0.000%, 09/01/2023	65,000	41,537
0.000%, 09/01/2020	460,000	356,896
0.000%, 09/01/2023	125,000	79,879
0.000%, 09/01/2020	125,000	96,982
0.000%, 09/01/2022	485,000	331,517
		1,604,749
Connecticut - 0.73%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	285,000	306,155
District of Columbia - 1.00%
District of Columbia
6.250%, 10/01/2032	390,000	420,802
Florida - 10.62%
Belle Isle, FL
5.500%, 10/01/2022	500,000	475,135
Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	627,357
City of North Miami Beach, FL
5.000%, 08/01/2023	130,000	145,172
County of Miami-Dade, FL
5.750%, 10/01/2028	545,000	605,898
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2027	375,000	386,854
County of Polk, FL Utility System Revenue
5.000%, 10/01/2028	400,000	425,800
Escambia County Health Facilities Authority
5.500%, 08/15/2024	485,000	519,983
Lee County Industrial Development Authority
5.000%, 11/01/2025	150,000	160,466
Miami-Dade County Educational Facilities Authority
5.250%, 04/01/2024	200,000	227,128
Orange County Health Facilities Authority
4.000%, 06/01/2022	250,000	249,643
Orlando Utilities Commission
5.000%, 10/01/2025	285,000	328,482
Palace Coral Gables Community Development District
5.000%, 05/01/2032	100,000	102,479
Venetian Community Development District
5.000%, 05/01/2023	200,000	197,482
4,451,879

Georgia - 3.72%
Americus-Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	396,300
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	35,000	39,395
Fulton County Development Authority
5.750%, 11/15/2023	320,000	388,637
Main Street Natural Gas, Inc.
5.000%, 03/15/2018	25,000	27,553
5.000%, 03/15/2017	65,000	70,814
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	634,038
		1,556,737
GU - 1.42%
Guam Power Authority
5.000%, 10/01/2024	400,000	431,324
5.000%, 10/01/2023	150,000	163,615
		594,939
Illinois - 4.61%
Cook County Community College District No. 508
5.250%, 12/01/2028	500,000	524,980
Cook County School District No. 104 Summit
0.000%, 12/01/2025	300,000	193,281
Illinois Finance Authority
5.000%, 11/01/2027	170,000	178,587
5.750%, 05/15/2031	150,000	152,805
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	535,000	586,981
Regional Transportation Authority
6.000%, 06/01/2023	25,000	28,983
Round Lake, IL Lakewood Grove Special Service Area No. 3
4.700%, 03/01/2033	50,000	44,640
Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	221,436
		1,931,693
Indiana - 5.35%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	505,055
Crown Point Multi School Building Corp
0.000%, 01/15/2022	500,000	369,870
Greater Jasper Middle School Building Corp.
0.000%, 07/15/2024	750,000	483,967
Indiana Bond Bank
5.250%, 10/15/2020	110,000	122,360
Indiana Finance Authority
5.000%, 07/01/2035	655,000	623,422
5.000%, 03/01/2023	125,000	136,539
		2,241,213
Iowa - 1.30%
Iowa Finance Authority
5.500%, 12/01/2022	300,000	282,732

Iowa Higher Education Loan Authority
5.625%, 10/01/2026	150,000	151,928
Iowa Student Loan Liquidity Corp.
5.300%, 12/01/2023	110,000	111,069
		545,729
Kentucky - 0.78%
City of Russell, KY
5.000%, 11/01/2022	300,000	326,745
Louisiana - 3.97%
Jefferson Parish Hospital Service District No. 1
5.375%, 01/01/2031	100,000	103,775
Lake Charles Harbor & Terminal District
5.500%, 01/01/2029	500,000	528,500
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	441,419
Louisiana Local Government Environmental Facilities & Community Development
5.000%, 10/01/2020	135,000	149,874
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	441,388
		1,664,956
Maine - 1.31%
Maine Health & Higher Educational Facilities Authority
5.000%, 07/01/2019	40,000	42,082
6.000%, 07/01/2026	325,000	340,886
Maine Health & Higher Eductational Facilities Authority
7.500%, 07/01/2032	150,000	165,927
		548,895
Maryland - 0.53%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	221,990
Massachusetts - 0.47%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	200,000	198,498
Michigan - 1.23%
City of Detroit, MI Sewage Disposal System Revenue
5.000%, 07/01/2018	250,000	250,598
Michigan Finance Authority
7.000%, 10/01/2031	250,000	264,442
		515,040
Missouri - 0.36%
St. Louis County Industrial Development Authority
5.500%, 09/01/2028	150,000	152,007
New Hampshire - 0.53%
New Hampshire Business Finance Authority
5.000%, 10/01/2018	200,000	219,816
New Jersey - 7.13%
Garden State Preservation Trust
5.750%, 11/01/2028	230,000	278,107
Gloucester County Improvement Authority
2.500%, 12/01/2029 (a)	250,000	252,850
New Jersey Economic Development Authority
5.000%, 07/01/2022	500,000	492,790

5.000%, 06/15/2023	250,000	266,240
5.500%, 01/01/2027	300,000	321,063
5.500%, 09/01/2027	400,000	456,548
5.750%, 06/15/2029	100,000	102,969
6.000%, 07/01/2032	150,000	152,502
New Jersey Health Care Faciliites Financing Authority
4.500%, 07/01/2021	20,000	21,293
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	534,720
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/2031	100,000	107,982
		2,987,064
New York - 1.20%
Tompkins County Development Corp.
5.000%, 07/01/2027	500,000	501,870
North Carolina - 1.30%
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2026	500,000	545,840
Ohio - 1.98%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	331,965
County of Hamilton, OH
5.250%, 06/01/2023	100,000	108,176
Southeastern Ohio Port Authority
5.750%, 12/01/2032	400,000	387,432
		827,573
Oregon - 1.39%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	476,109
State of Oregon Housing & Community Services Department
5.000%, 01/01/2026	100,000	106,233
		582,342
Pennsylvania - 3.70%
Chichester School District
0.000%, 03/01/2027	250,000	145,875
Delaware County Authority
5.000%, 06/01/2023	200,000	204,754
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	625,000	669,944
Montgomery County Industrial Development Authority
5.000%, 11/15/2023	105,000	108,876
Northampton County Industrial Development Authority
5.000%, 07/01/2032	25,000	21,593
Pennsylvania Higher Educational Facilities Authority
5.250%, 07/15/2025	250,000	266,905
Philadelphia Authority for Industrial Development
5.375%, 06/15/2030	135,000	133,180
		1,551,127
Puerto Rico - 1.96%
Puerto Rico Electric Power Authority
5.250%, 07/01/2027	100,000	73,654
Puerto Rico Highway & Transportation Authority

5.250%, 07/01/2022	140,000	135,490
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	613,240
		822,384
South Carolina - 3.91%
Charleston Educational Excellence Finance Corp.
5.000%, 12/01/2027	750,000	822,285
County of Charleston SC
5.000%, 12/01/2028	750,000	817,725
		1,640,010
Tennessee - 0.10%
Tennessee Energy Acquisition Corp.
5.000%, 02/01/2020	40,000	43,044
Texas - 6.60%
City of Houston, TX Airport System Revenue
5.000%, 07/01/2025	105,000	109,774
6.500%, 07/15/2030	100,000	99,751
City of Houston, TX Utility System Revenue
0.000%, 12/01/2025	1,175,000	779,648
Coppell Independent School District
0.000%, 08/15/2022	1,105,000	849,236
Port Freeport, TX
5.950%, 05/15/2033	100,000	104,394
Texas Municipal Gas Acquisition & Supply Corp.
5.000%, 12/15/2026	600,000	609,138
Texas Private Activity Board Surface Transportation Corp.
7.000%, 06/30/2040	195,000	213,186
		2,765,127
Utah - 1.96%
County of Weber UT
5.750%, 01/15/2033	450,000	483,984
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	337,626
		821,610
Vermont - 0.23%
Vermont Economic Development Authority
5.000%, 05/01/2021	100,000	96,573
Virginia - 2.67%
Riverside Regional Jail Authority
5.000%, 07/01/2023	200,000	221,648
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	133,904
5.000%, 01/01/2027	250,000	248,805
6.000%, 01/01/2037	500,000	516,195
		1,120,552
Washington - 0.65%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	270,711
Wisconsin - 2.89%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	685,185
Wisconsin Health & Educational Facilities Authority

5.000%, 09/01/2033	250,000	249,050
5.000%, 08/15/2022	100,000	106,522
5.125%, 08/15/2019	40,000	42,634
5.250%, 08/15/2034	130,000	127,577
		1,210,968
Wyoming - 0.97%
Teton County Hospital District
5.000%, 12/01/2021	35,000	37,997
5.500%, 12/01/2027	150,000	154,293
Wyoming Community Development Authority
6.250%, 07/01/2031	210,000	215,328
		407,618
TOTAL MUNICIPAL BONDS (Cost $39,812,658)		39,368,791

SHORT-TERM INVESTMENTS - 7.82%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	3,275,538	3,275,538
TOTAL SHORT-TERM INVESTMENTS (Cost $3,275,538)		3,275,538

Total Investments (Cost $43,088,196) - 101.75%		42,644,329
Liabilities in Excess of Other Assets - (1.75)%		(731,751)
TOTAL NET ASSETS - 100.00%		$41,912,578

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at November 30, 2013.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$43,088,196
Gross unrealized appreciation	$395,606
Gross unrealized depreciation	$(839,473)
Net unrealized depreciation	$(443,867)	#VALUE!

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the
Institutional Class shares. As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by Performance Asset Management,
LLC (the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$39,368,791	$-	$39,368,791
Total Fixed Income	-	39,368,791	-	39,368,791

Short-Term Investments	-	3,275,538	-	3,275,538

Total Investments In Securities	$-	$42,644,329	$-	$42,644,329

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2013.

The Fund held no Level 3 securities during the period ended November 30, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel,  President

Date  January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date  January 22, 2014

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date  January 22, 2014

* Print the name and title of each signing officer under his or her signature.